Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended																										1 Months Ended
	Dec. 13, 2012	Apr. 29, 2011	Mar. 31, 2011	Oct. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Maximum	Dec. 31, 2010 After Termination Because of Death or Disability	Dec. 31, 2010 After Last Day Of Employment For Reasons Other Than Death Or Disability Maximum	Dec. 31, 2010 After Last Day Of Employment For Reasons Other Than Death Or Disability Minimum	Dec. 31, 2011 Scenario 1	Dec. 31, 2011 Scenario 2	Dec. 31, 2011 Scenario 3	Dec. 31, 2011 Scenario 4	Dec. 31, 2012 Scenario 5	Aug. 31, 2011 MDCL	Dec. 31, 2012 Stock Options	Apr. 29, 2011 Nonvested Shares	Dec. 31, 2010 Nonvested Shares	Apr. 30, 2010 Nonvested Shares	Dec. 31, 2011 Nonvested Shares	Dec. 31, 2010 Nonvested Shares	Dec. 31, 2012 Nonvested Shares	Dec. 31, 2011 Nonvested Shares Maximum	Dec. 31, 2011 Nonvested Shares Minimum	Aug. 31, 2011 Nonvested Shares MDCL	Mar. 31, 2009 Nonvested Shares MDCL	Nov. 30, 2010 Performance Shares	Jun. 30, 2010 Performance Shares	Apr. 18, 2010 Performance Shares	Dec. 31, 2010 Performance Shares	Oct. 31, 2010 Performance Shares Transaction Date 01	Oct. 31, 2010 Performance Shares Transaction Date 02	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2011 Employee Stock Option Maximum	Dec. 31, 2011 Employee Stock Option Minimum	Dec. 31, 2012 Non Employee Stock Options	Dec. 31, 2011 Non Employee Stock Options	Dec. 31, 2010 Non Employee Stock Options	Dec. 31, 2011 Non Employee Stock Options Maximum	Dec. 31, 2010 Non Employee Stock Options Maximum	Dec. 31, 2011 Non Employee Stock Options Minimum	Dec. 31, 2010 Non Employee Stock Options Minimum	Dec. 31, 2012 Share Units	Dec. 31, 2011 Share Units	Dec. 31, 2012 Share Units Employee and Director Awards	Dec. 31, 2011 Share Units Employee and Director Awards	Dec. 31, 2012 Share Units Non Employee	Dec. 31, 2011 Share Units Non Employee	Dec. 31, 2012 Restricted Shares	Dec. 31, 2011 Restricted Shares	Dec. 31, 2007 2005 Stock Incentive Plan	Dec. 31, 2006 2005 Stock Incentive Plan	Nov. 30, 2005 2005 Stock Incentive Plan	Mar. 01, 2008 2008 Stock Incentive Plan	Dec. 17, 2009 2009 Stock Incentive Plan	Nov. 25, 2010 2010 Stock Incentive Plan	Dec. 13, 2012 Stock Option Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares approved for reserve under incentive plan																																																									19,579,549	40,689,554	52,324,472	7,500,000
Share options granted																																			6,642,000	10,250,672	17,702,215			1,000,000	501,125	3,978,000													8,445,500	11,116,500
Percentage of automatic increase in shares on January 1 of each year during the term of the Plan								2.50%
Increase in ordinary shares, per year							20,000,000
Option exercise period									12 months	60 days	30 days
Share options granted, exercise price					$ 0.4	$ 1.3	$ 0.7																												$ 0.41		$ 0.65	$ 1.98	$ 0.50	$ 0.41			$ 0.65	$ 1.24	$ 0.30	$ 0.65
Percentage of award vesting immediately on date of grant																		100.00%	25.00%
Percentage of award vesting on each anniversary from date of grant		25.00%										25.00%	33.33%	50.00%				25.00%
Percentage of award vesting on the first anniversary from date of grant															100.00%			25.00%
Percentage of award vesting in remaining period																		75.00%
Award vesting period		4 years																36 months	4 years
Award vesting period after first anniversary																		35 months
Options previously granted, exercise price modified, shares																																																													8,910,750
Number of trading days	30 days
Total incremental share-based compensation	$ 909				$ 909
Incremental share based compensation recognized					330
Share options, exercised				80,000	4,882,420	12,078,146	80,000
Total intrinsic value of options exercised					524	12,369	116
Share based compensation					11,120	9,331	8,546														8	7	50												5,061	4,778	3,077			355	2,015	999							3,365	2,159	2,094	175	245
Employee and non employee unrecognized compensation expense					7,798
Unrecognized compensation expense, period of recognition					1 year 3 months 18 days																																										2 years 8 months 23 days
Employment termination period from share grant date																									36 months	24 months
Grants in period																			665,999									180,031																			10,280,840	8,157,581	4,947,730	5,803,607	5,333,110	2,353,974		665,999
Number of shares vested																					36,209
Treasury shares issued				1,161,000																		36,209											461,000	700,000
Required service period to issue a variable number of ordinary shares																					24 months							24 months
Numerator used to replace number of unvested shares with obligation to issue variable number of ordinary shares																					68
Reclassification of share-based compensation to liability, previously recorded within equity																					40
Share based compensation liability																				62
Shares issued in connection with acquisition																	152,863										152,863
Unrecognized compensation expense
Percentage of award vesting on each end of quarter from date of grant																25.00%
Total intrinsic value of share units vested
Employee and non employee unrecognized compensation expense stock options																																															5,672
Shares issued in period																														2,760,870	1,739,130	4,500,000
Shares issued, per share																														$ 0.64	$ 0.54
Fair value of shares																																2,706
Shares authorized to be issued																																1,000,000
Recognized compensation expense					11,120	9,331	8,546																									640
Treasury shares sold, per share																																	$ 0.51	$ 0.30
Shares issued for consultants			324,849																										324,849
Recognized compensation expense																													$ 191